Note 37 - Group Entities (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of interests in subsidiaries [text block]
	Activity of the company	Functional currency	Country of incorporation	Legal shareholding		Intercompany balances with holding company
				2023	2022	2023	2022

Caledonia Holdings Zimbabwe (Private) Limited	Services	$	Zimbabwe	100	100	(6,179)	(6,683)
Caledonia Mining Services (Private) Limited	Solar power provider	$	Zimbabwe	100	100	10,559	-
Fintona Investments Proprietary Limited	Dormant	ZAR	South Africa	100	100	14,860	14,859
Caledonia Mining South Africa Proprietary Limited	Procurement and services	ZAR	South Africa	100	100	(8,700)	(5,329)
Greenstone Management Services Holdings Limited	Investment holding	$	United Kingdom	100	100	(48,149)	(36,597)
Blanket Mine (1983) (Private) Limited (2)	Mining	$	Zimbabwe	64	64	(217)	561
Blanket Employee Trust Services (Private) Limited ("BETS") (1)	Employee trust	$	Zimbabwe	-	-	-	-
Motapa Mining Company UK Limited	Investment holding	$	United Kingdom	100	100	-	-
Arraskar Investments (Private) Limited	Exploration	$	Zimbabwe	100	100	-	-
Bilboes Gold Limited	Investment holding	$	Mauritius	100	-	-	-
Bilboes Holdings (Private) Limited	Gold project	$	United Kingdom	100	-	805	-
Caledonia Mining FZCO	Procurement	$	Dubai	100	-	61	-
Caledonia (Connemara) (Private) Limited	Dormant	$	Zimbabwe	100	100	-	-
Caledonia (Maligreen) (Private) Limited	Dormant	$	Zimbabwe	100	100	-	-
Caledonia (Bilboes & Motapa) (Private) Limited	Dormant	$	Zimbabwe	100	-	-	-

Disclosure of transactions with subsidiaries [text block]
	Loans advanced/ (repaid)		Interest received		Foreign exchange profits
	2023	2022	2023	2022	2023	2022

Caledonia Holdings Zimbabwe (Private) Limited	(4)	(424)	508	536	–	–
Caledonia Mining Services (Private) Limited	10,016	–	543	–	–	–
Fintona Investments Proprietary Limited	–	–	–	–	–	–
Caledonia Mining South Africa Proprietary Limited	(3,591)	(4,293)	(455)	–	675	370
Greenstone Management Services Holdings Limited	(9,103)	(13,681)	(2,449)	–	–	–
Blanket Mine (1983) (Private) Limited	(760)	(509)	(18)	40	–	–
Blanket Employee Trust Services (Private) Limited ("BETS")	–	–	–	–	–	–
Motapa Mining Company UK Limited	–	–	–	–	–	–
Arraskar Investments (Private) Limited	–	–	–	–	–	–
Bilboes Gold Limited	–	–	–	–	–	–
Bilboes Holdings (Private) Limited	805	–	–	–	–	–
Caledonia Mining FZCO	61	–	–	–	–	–
Caledonia (Connemara) (Private) Limited	–	–	–	–	–	–
Caledonia (Maligreen) (Private) Limited	–	–	–	–	–	–
Caledonia (Bilboes & Motapa) (Private) Limited	–	–	–	–	–	–
	(2,576)	(18,907)	(1,871)	576	675	370